CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                  May 20, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:              First Trust Exchange-Traded Fund
                     (Registration Nos. 333-125751, 811-21774)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Supplement to the Prospectus for the Registrant filed pursuant to Rule 497 on May 20, 2012. The Registration Statement relates to First Trust ISE Water Index Fund and First Trust US IPO Index Fund, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP


                                            By: /s/ Morrison C. Warren
                                                ------------------------------
                                                    Morrison C. Warren
Enclosures